NOTE 3 - GOING CONCERN	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
NOTE 3 - GOING CONCERN

NOTE 6 – LIQUIDITY & GOING CONCERN

Alterola has negative working capital of $895,496, has incurred losses since inception of $1,649,936, and has not received revenues from sales of products or services. These factors create substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern.

The ability of Alterola to continue as a going concern is dependent on the Company generating cash from the sale of its common stock and/or obtaining debt financing and attaining future profitable operations. Management’s plans include selling its equity securities and obtaining debt financing to fund its capital requirement and ongoing operations; however, there can be no assurance the Company will be successful in these efforts.

A B T I Pharma [Member]
NOTE 3 - GOING CONCERN

NOTE 3 - GOING CONCERN

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has not generated any revenues since inception. The Company has a net loss of $343,033, for the period ended March 31, 2021, working capital deficiency of $355,376 and an accumulated deficit of $343,033 at March 31, 2021. These factors among others raise substantial doubt about the ability of the Company to continue as a going concern for a reasonable period of time. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The continuing operations of the Company are dependent upon its ability to continue to raise adequate financing, shareholder loans and to commence profitable operations in the future and repay its liabilities arising from normal business operations as they become due. The Company intends to fund operations through equity financing arrangements, which may be insufficient to fund its capital expenditures, working capital and other cash requirements for future periods.